Off Balance Sheet Commitments - Additional Information (Details) - Earendil Labs [Member] - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2025	Apr. 01, 2025
Disclosure of transactions between related parties [line items]
Prepayments		€ 125
Commitments made by entity, related party transactions	€ 1,700